Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Convertible Securities Payable (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Other Payables
Accrued staff cost	RM 353,692	$ 83,963	RM 683,062	$ 152,623	RM 349,035
Other payables and accrued expenses	10,491,985	2,490,679	30,314,506	6,773,434	782,911
Prepayment from customer	1,964,674	466,391	818,931	182,981	134,194
Total other payables	RM 12,810,351	$ 3,041,033	RM 31,816,499	$ 7,109,038	RM 1,266,140